Performance Management - Allspring Ultra Short Municipal ETF - Ultra Short Municipal ETF	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.